UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21236

Dreyfus Stock Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	01/31/18

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus International Small Cap Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Small Cap Fund
January 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.4%
Australia - 3.7%
Beach Energy	8,248,097		8,640,231
Challenger	556,441		6,115,919
Evolution Mining	2,320,586		5,329,307
IOOF Holdings	815,033		7,237,440
oOh!media	1,641,596		6,058,428
Webjet	431,861		3,559,982
			36,941,307
Austria - .4%
Lenzing	32,004		4,068,844
Belgium - 2.5%
bpost	221,995		7,381,091
Galapagos	149,864	[a]	17,895,708
			25,276,799
Bermuda - .5%
Golar LNG	165,629		4,520,015
Brazil - 1.0%
APERAM	174,318		10,366,796
Canada - 7.2%
Air Canada	280,569	[a]	5,453,988
Artis Real Estate Investment Trust	779,838		8,907,906
Canadian Apartment Properties REIT	275,592		8,101,957
Centerra Gold	825,058	[a]	4,259,446
Cogeco Communications	53,913		3,339,976
Entertainment One	2,830,219		12,987,744
Genworth MI Canada	216,561		7,437,022
Gran Tierra Energy	2,041,559	[a]	5,643,334
Interfor	313,940	[a]	5,949,546
Parex Resources	352,666	[a]	5,267,052
Tahoe Resources	853,836		3,769,374
			71,117,345
Denmark - 1.3%
GN Store Nord	127,350		4,295,633
Royal Unibrew	135,447		8,229,176
			12,524,809
Finland - .8%
Valmet	348,302		7,814,135
France - 7.2%
Arkema	62,034		7,925,232
Eiffage	75,225		9,121,069

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
France - 7.2% (continued)
Elior Group	321,336	[b]	7,404,644
Fonciere Des Regions	60,833		6,680,422
Gaztransport Et Technigaz	111,009		7,683,691
Maisons du Monde	192,866	[b]	8,285,116
Plastic Omnium	189,150		9,724,749
Rubis	81,220		5,989,854
Teleperformance	56,801		8,610,700
			71,425,477
Georgia - .7%
BGEO Group	140,905		7,330,341
Germany - 5.9%
MorphoSys	42,871	[a]	4,226,209
Rheinmetall	84,924		12,009,391
Siltronic	26,010	[a]	4,311,103
Stroeer SE & Co.	126,264		9,719,368
Talanx	148,206		6,557,983
Uniper	304,886		9,096,159
Wirecard	97,786		12,177,115
			58,097,328
Hong Kong - 1.1%
Melco International Development	3,658,000		11,012,368
Ireland - .7%
ICON	64,639	[a]	7,079,263
Israel - 1.1%
SodaStream International	140,069	[a]	11,013,625
Italy - 4.2%
Anima Holding	1,317,787	[b]	11,051,911
Italgas	1,742,892		10,763,241
Maire Tecnimont	860,672		4,488,010
Societa Iniziative Autostradali e Servizi	305,425		5,748,712
Unipol Gruppo	1,774,692		9,785,219
			41,837,093
Japan - 24.7%
Amano	227,800		6,184,842
Azbil	91,100		4,230,805
CKD	432,100		11,680,197
DIC	206,800		8,145,461
DTS	165,700		6,048,498
en-japan	294,300		15,689,530
Haseko	315,500		4,924,540
Hiroshima Bank	760,400		6,352,339
Hitachi High-Technologies	122,500		5,745,168
Hogy Medical	94,600		7,166,273
Ichigo	111,200		459,386

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Japan - 24.7% (continued)
Itochu Techno-Solutions	112,200		4,922,946
Japan Aviation Electronics Industry	281,000		4,712,934
Japan Hotel REIT Investment	9,506		7,044,384
Kanamoto	200,800		6,189,356
Leopalace21	1,004,500		8,327,127
Makino Milling Machine	541,000		6,080,489
Matsumotokiyoshi Holdings	242,300		9,932,147
MINEBEA MITSUMI	513,900		11,613,001
Modec	213,800		5,924,201
Morinaga & Co.	129,700		6,736,274
Nippon Electric Glass	139,700		5,739,255
Nishimatsu Construction	140,200		3,981,130
Rengo	848,300		6,869,078
Sanwa Holdings	445,200		6,174,158
Sawai Pharmaceutical	119,200		5,448,457
Shikoku Electric Power	504,800		5,696,745
Sumitomo Osaka Cement	1,543,000		7,264,835
Takara Leben	120,500		537,542
TIS	136,700		4,833,397
Tokai Carbon	504,800		7,310,514
Tokyo Seimitsu	98,100		4,277,329
Tokyo Steel Manufacturing	587,900		5,207,468
Toridoll Holdings	298,800		10,482,770
Toyo Tire & Rubber	378,000		8,026,051
Ulvac	108,700		7,258,615
Zeon	545,000		8,192,223
			245,409,465
Luxembourg - 1.1%
B&M European Value Retail	768,867		4,540,278
Stabilus	67,471		6,542,368
			11,082,646
Malta - 1.3%
Kindred Group, SDR	770,048		12,860,356
Netherlands - 4.0%
AMG Advanced Metallurgical Group	144,161		7,721,376
ASR Nederland	162,403		7,097,469
Euronext	198,617	[b]	13,464,055
Philips Lighting	188,041	[b]	7,400,799
TomTom	363,681	[a]	3,960,829
			39,644,528
Norway - 1.3%
Evry	1,294,973	[a,b]	5,375,493
Storebrand	892,313		7,996,080
			13,371,573

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Singapore - 3.4%
ComfortDelGro	2,863,900		4,584,685
IGG	2,935,000		3,260,423
Mapletree Industrial Trust	4,927,300		7,963,010
Mapletree Logistics Trust	10,814,440		11,294,239
Venture	370,400		6,511,224
			33,613,581
South Korea - 3.1%
CJ O Shopping	21,242		4,469,801
Com2uS	37,262		5,084,116
Doosan Infracore	487,351	[a]	5,043,057
Green Cross	18,823		4,168,787
LG Innotek	25,425		2,988,095
OCI	35,684	[a]	5,647,419
Samsung Card	95,101		3,468,824
			30,870,099
Spain - 2.1%
Euskaltel	829,136	[b]	7,205,940
Hispania Activos Inmobiliarios SOCIMI	349,315		7,307,754
Merlin Properties Socimi	421,520		6,065,525
			20,579,219
Sweden - .5%
Intrum Justitia	137,847		5,115,098
Switzerland - 4.7%
Georg Fischer	5,118		7,412,371
IWG	1,509,813		5,693,686
Julius Baer Group	125,667	[a]	8,627,581
Landis+Gyr Group	48,584		4,019,305
OC Oerlikon	401,329	[a]	7,162,046
Oriflame Holding	180,842	[a]	8,096,684
Sulzer	41,188		5,859,029
			46,870,702
United Arab Emirates - .5%
NMC Health	102,883		4,876,096
United Kingdom - 11.7%
Auto Trader Group	995,980	[b]	5,092,324
Britvic	1,048,410		10,933,652
Cairn Energy	2,201,229	[a]	6,463,356
Cineworld Group	760,733		5,568,051
ConvaTec Group	2,311,691	[b]	6,636,716
Halma	365,399		6,625,224
IMI	369,009		6,963,126
Indivior	1,576,307	[a]	9,012,904
Jupiter Fund Management	887,874		7,457,990
Just Eat	430,634	[a]	4,984,422

Description		Shares		Value ($)
Common Stocks - 98.4% (continued)
United Kingdom - 11.7% (continued)
Ladbrokes Coral Group		4,682,424		11,302,173
Meggitt		935,617		6,166,597
Melrose Industries		2,443,167		7,853,656
Playtech		702,762		7,906,696
Spectris		211,724		7,843,077
Spire Healthcare Group		1,455,953	[b]	5,044,051
				115,854,015
United States - 1.7%
iShares MSCI EAFE Small-Cap ETF		138,550		9,400,618
Nexteer Automotive Group		3,260,000	[a]	6,984,538
				16,385,156
Total Common Stocks (cost $757,720,380)				976,958,079
	Preferred
	Dividend
Preferred Stocks - .5%
Germany - .5%
Draegerwerk AG & Co.
(cost $6,108,383)	0.23	55,294		5,389,078

Other Investment - 2.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $19,778,028)		19,778,028	[c]	19,778,028
Total Investments (cost $783,606,791)		100.9%		1,002,125,185
Liabilities, Less Cash and Receivables		(.9%)		(8,955,473)
Net Assets		100.0%		993,169,712

ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
SDR—Swedish Depository Receipts

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, these securities were valued at $76,961,049 or 7.75% of net assets.

[c]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus International Small Cap Fund
January 31, 2018 (Unaudited)

The following is a summary of the inputs used as of January 31, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign Common
Stocks	967,557,461	-	- 967,557,461
Equity Securities - Foreign Preferred
Stocks	5,389,078	-	-	5,389,078

Exchange-Traded Funds	9,400,618	-	-	9,400,618
Registered Investment Company	19,778,028	-	- 19,778,028
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts†	-	11,853	-	11,853
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts†	-	(35,574)	-	(35,574)

†	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus International Small Cap Fund
January 31, 2018 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Citigroup
		United States
Canadian Dollar	1,810,707	Dollar	1,476,044	2/1/18	(3,924)
JP Morgan Chase Bank
		United States
British Pound	2,516,897	Dollar	3,566,237	2/1/18	7,378
		United States
Japanese Yen	162,394,396	Dollar	1,495,152	2/1/18	(7,615)
Morgan Stanley Capital Services
		United States
Swedish Krona	4,489,222	Dollar	572,881	2/1/18	(3,176)
United States
Dollar	835,034	Japanese Yen	90,927,661	2/2/18	2,134
UBS
		United States
Swiss Franc	802,626	Dollar	860,002	2/1/18	2,341
		United States
Euro	4,053,701	Dollar	5,053,761	2/1/18	(20,859)
Gross Unrealized Appreciation					11,853
Gross Unrealized Depreciation					(35,574)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the
Board

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2018 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At January 31, 2018, accumulated net unrealized appreciation on investments was $218,518,394, consisting of $233,713,132 gross unrealized appreciation and $15,194,738 gross unrealized depreciation.

At January 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 15, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 15, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)